                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999
Check here if Amendment  [X];   Amendment Number: 1
This Amendment (Check only one.):       [ ] is a restatement.
                                        [X] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York              May 12, 2000
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                      0
                                            ---------------------------

Form 13F  Information Table Entry Total:              128
                                            ---------------------------

Form 13F  Information Table Value Total:    $    1,359,877.47
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]

         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2000

          ITEM 1:                          ITEM 2:      ITEM 3:     ITEM 4:            ITEM 5:
                                                       SEDOL/
                                                       CUSIP        FAIR          SHARES    SH  PUT/
NAME OF ISSUER                       TITLE OF CLASS    NUMBER    MARKET VALUE   PRN AMOUNT PRN  CALL
--------------                       --------------    ------    ------------   --------------------
ALTERA CORP                                COM        21441100   $12,718,125      142,500   SH
ALUMINUM CO.OF AMERICA                     COM       022249106   $18,890,225      268,900   SH
AMERICA ONLINE INC DEL                     COM       02364J104   $17,392,131      257,900   SH
AMGEN INC                                  COM       031162100   $11,305,275      184,200   SH
APEX SILVER MINES LTD                      COM         2121556   $ 7,561,969      751,500   SH
APPLE COMPUTER INC                         COM       037833100   $13,486,181       99,300   SH
APPLIED MATERIALS INC                      COM       038222105   $13,015,925      138,100   SH
AUSTAR UNITED COMMUNICATIONS               COM         6164955   $16,847,524    3,277,027   SH
AXA                                        COM        54536107   $10,019,843       70,792   SH
CHINA TELECOM (HONG KONG)                  COM         6073556   $28,264,818    3,224,700   SH
CHINA.COM CORP-CL A                        ADR         2437468   $13,211,100      163,100   SH
CIENA CORPORATION                          COM       171779101   $20,192,613      160,100   SH
CISCO SYSTEMS, INC.                        COM       17275R102   $12,911,188      167,000   SH
CNET INC.                                  COM       125945105   $ 9,539,388      188,200   SH
COLT TELECOM GROUP-SPONS ADR               ADR       196877104   $19,846,863      100,300   SH
COPPER MOUNTAIN NETWORKS INC               COM       217510106   $14,527,519      177,300   SH
CORECOMM LIMITED                           COM         2297101   $ 4,835,600      109,900   SH
CORVAS INTERNATIONAL                       COM       221005101   $11,055,000    1,005,000   SH
COVAD COMMUNICATIONS                       COM       222814204   $11,223,000      154,800   SH
DELL COMPUTER CORPORATION                  COM       247025109   $ 6,871,638      127,400   SH
DEVELOPMENT BANK OF SINGAPORE              COM         6265513   $18,683,478    1,414,900   SH
DOUBLECLICK, INC. COMMON STOCK             COM       258609304   $13,023,238      139,100   SH
ERICKSON TEL-SP ADR                        ADR       294821400   $13,874,869      147,900   SH
EXODUS COMMUNICATIONS, INC
  COMMON STOCK                             COM       302088109   $12,883,850       91,700   SH
GEMSTAR INTL GROUP LTD                     COM         2363187   $13,957,800      162,300   SH
GENENTECH INC.                             COM       368710307   $18,376,800      120,900   SH
GENERAL ELECTRIC                           COM       369604103   $ 9,290,813       59,700   SH
GLOBAL TECH (HOLDINGS) LTD                 COM         6148863   $15,100,865    9,186,000   SH
HOME DEPOT INC                             COM       437076102   $13,119,300      203,400   SH
HUTCHISON WHAMPOA                          COM         6448068   $24,988,859    1,384,900   SH
INTEL CORP                                 COM       458140100   $17,956,694      136,100   SH
INTERNET CAPITAL GROUP INC                 COM         2444521   $10,656,875      118,000   SH
INVENSYS PLC                               COM       461204109   $12,506,446    2,818,100   SH
JOHNSON ELECTRIC HLDGS                     COM         6126331   $22,249,710    3,253,500   SH
JUNIPER NETWORKS INC.                      COM       48203R104   $12,097,519       45,900   SH
KOHL'S CORP (WISCONSIN)                    COM       500255104   $15,375,000      150,000   SH
KOKUSAI SECURITIES CO LTD                  COM         6496186   $25,658,948    1,531,000   SH
KOMERI CO LTD                              COM         6496250   $15,173,166      476,000   SH
LEHMAN BROTHERS INC.                       COM       524908100   $15,539,400      160,200   SH
LEVEL 3 COMMUNICATIONS INC.                COM       52729N100   $15,545,250      147,000   SH
LI & FUNG LTD                              COM         6181073   $23,366,448    5,040,000   SH
MICRON TECHNOLOGY INC                      COM       595112103   $10,357,200       82,200   SH
MORGAN STANLEY DEAN WITTER & CO            COM       617446448   $19,964,588      240,900   SH
NABORS INDUSTRIES INC.                     COM       629568106   $ 8,849,250      228,000   SH
NETWORK APPLIANCE                          COM       64120l104   $12,346,300      149,200   SH
NEXTEL COMMUNICATIONS CL A                 COM       65332V103   $14,958,425      100,900   SH

         ITEM 1:                                     ITEM 6:                       ITEM 7:                   ITEM 8:
                                             INVESTMENT DISCRETION                                       VOTING AUTHORITY
                                                     (b) SHARED (c) SHARED                                  (b) SHARED
NAME OF ISSUER                            (a) SOLE    AS DEFINED OTHER             MANAGER        (a) SOLE  AS DEFINED (c) NONE
--------------                           ------------------------------            --------       ------------------------------
ALTERA CORP                                             X                               1          142,500
ALUMINUM CO.OF AMERICA                                  X                               1          268,900
AMERICA ONLINE INC DEL                                  X                               1          257,900
AMGEN INC                                               X                               1          184,200
APEX SILVER MINES LTD                                   X                               1          751,500
APPLE COMPUTER INC                                      X                               1           99,300
APPLIED MATERIALS INC                                   X                               1          138,100
AUSTAR UNITED COMMUNICATIONS                            X                               1        3,277,027
AXA                                                     X                               1           70,792
CHINA TELECOM (HONG KONG)                               X                               1        3,224,700
CHINA.COM CORP-CL A                                     X                               1          163,100
CIENA CORPORATION                                       X                               1          160,100
CISCO SYSTEMS, INC.                                     X                               1          167,000
CNET INC.                                               X                               1          188,200
COLT TELECOM GROUP-SPONS ADR                            X                               1          100,300
COPPER MOUNTAIN NETWORKS INC                            X                               1          177,300
CORECOMM LIMITED                                        X                               1          109,900
CORVAS INTERNATIONAL                                    X                               1        1,005,000
COVAD COMMUNICATIONS                                    X                               1          154,800
DELL COMPUTER CORPORATION                               X                               1          127,400
DEVELOPMENT BANK OF SINGAPORE                           X                               1        1,414,900
DOUBLECLICK, INC. COMMON STOCK                          X                               1          139,100
ERICKSON TEL-SP ADR                                     X                               1          147,900
EXODUS COMMUNICATIONS, INC
  COMMON STOCK                                          X                               1           91,700
GEMSTAR INTL GROUP LTD                                  X                               1          162,300
GENENTECH INC.                                          X                               1          120,900
GENERAL ELECTRIC                                        X                               1           59,700
GLOBAL TECH (HOLDINGS) LTD                              X                               1        9,186,000
HOME DEPOT INC                                          X                               1          203,400
HUTCHISON WHAMPOA                                       X                               1        1,384,900
INTEL CORP                                              X                               1          136,100
INTERNET CAPITAL GROUP INC                              X                               1          118,000
INVENSYS PLC                                            X                               1        2,818,100
JOHNSON ELECTRIC HLDGS                                  X                               1        3,253,500
JUNIPER NETWORKS INC.                                   X                               1           45,900
KOHL'S CORP (WISCONSIN)                                 X                               1          150,000
KOKUSAI SECURITIES CO LTD                               X                               1        1,531,000
KOMERI CO LTD                                           X                               1          476,000
LEHMAN BROTHERS INC                                     X                               1          160,200
LEVEL 3 COMMUNICATIONS INC.                             X                               1          147,000
LI & FUNG LTD                                           X                               1        5,040,000
MICRON TECHNOLOGY INC                                   X                               1           82,200
MORGAN STANLEY DEAN WITTER & CO                         X                               1          240,900
NABORS INDUSTRIES INC.                                  X                               1          228,000
NETWORK APPLIANCE                                       X                               1          149,200
NEXTEL COMMUNICATIONS CL A                              X                               1          100,900

NEXTLINK                            COM       65333H707        $17,959,425           145,200       SH        X        1     145,200
NIKKO SECURITIES                    COM          6640284       $26,728,181         1,759,000       SH        X        1   1,759,000
NOKIA CORP-SPONSERED ADR A          ADR        654902204       $14,230,200            64,100       SH        X        1      64,100
NTL INCORPORATED                    COM        629407107       $12,961,846           139,656       SH        X        1     139,656
NTT DOCOMO                          ADR          5548431       $34,377,030           167,500       SH        X        1     167,500
OMNICOM GROUP                       COM        681919106       $10,317,475           110,200       SH        X        1     110,200
ORACLE CORPORATION                  COM       68389X105        $14,972,388           191,800       SH        X        1     191,800
PERKIN-ELMER CORP                   COM        714041100       $17,563,000           182,000       SH        X        1     182,000
PRICELINE.COM INC.                  COM        741503106       $ 5,760,000            72,000       SH        X        1      72,000
PROGENICS PHARMACEUTICALS           COM        743187106       $14,140,000           202,000       SH        X        1     202,000
QUALCOMM INC                        COM        747525103       $17,335,181           116,100       SH        X        1     116,100
SANMINA CORP                        COM        800907107       $18,174,313           269,000       SH        X        1     269,000
SAMSUNG ELECTRONICS                 COM          6771720       $21,990,054            72,600       SH        X        1      72,600
SAP AKTIENGESELLSCHAFT (SPON ADR)   ADR        803054204       $14,937,500           250,000       SH        X        1     250,000
SERENA SOFTWARE INC.                COM        817492101       $14,582,813           457,500       SH        X        1     457,500
SIEBEL SYSTEMS INC.                 COM        826170102       $15,455,213           129,400       SH        X        1     129,400
SINGAPORE PRESS HOLDINGS            COM          6133966       $10,953,483           686,700       SH        X        1     686,700
SOFTBANK CORP                       COM          6770620       $21,562,041            24,100       SH        X        1      24,100
SONERA CORP-SPN ADR                 ADR        835433202       $16,918,988           254,900       SH        X        1     254,900
SONY CORP-SPONSORED ADR             ADR        835699307       $22,157,888            79,100       SH        X        1      79,100
SUN MICROSYSTEMS INC                COM        866810104       $ 7,496,248            80,000       SH        X        1      80,000
SYMBOL TECHNOLOGIES                 COM        871508107       $12,840,750           156,000       SH        X        1     156,000
TAIWAN SEMICONDUCTOR-SP ADR         ADR        874039100       $15,669,300           274,900       SH        X        1     274,900
TAKEDA CHEMICAL INDUSTRIES          COM          6870445       $18,701,481           262,000       SH        X        1     262,000
TELEFONOS DE MEXICO-SP ADR L        ADR          2881731       $16,416,400           246,400       SH        X        1     246,400
TERADYNE INC                        COM        880770102       $13,562,800           165,400       SH        X        1     165,400
TEXAS INSTRUMENTS INC.              COM        882508104       $11,216,000            70,100       SH        X        1      70,100
TIBCO SOFTWARE                      COM       88632Q103        $17,139,450           210,300       SH        X        1     210,300
TIFFANY & CO                        COM        886547108       $18,263,700           218,400       SH        X        1     218,400
TITAN PHARMACEUTICALS INC           COM        888314101       $16,513,700           532,700       SH        X        1     532,700
TYCO INTERNATIONAL                  COM        902124106       $17,944,750           358,000       SH        X        1     358,000
UNITED PAN-EUROPE COM-SP ADR        ADR       9113002000       $13,813,069           278,700       SH        X        1     278,700
UNIVISION COMMUNICATIONS            COM        914906102       $11,040,100            97,700       SH        X        1      97,700
VALUECLICK                          COM          2572110       $   837,500            40,000       SH        X        1      40,000
VERITAS SOFTWARE                    COM        923436109       $11,947,200            91,200       SH        X        1      91,200
VODAFONE GROUP PLC SPON ADR         ADR        92857T107       $17,585,531           316,500       SH        X        1     316,500
VODAFONE GROUP PLC ORD              COM          0719210       $21,925,906         3,948,266       SH        X        1   3,948,266
WAL-MART STORES INC.                COM        931142103       $12,639,050           223,700       SH        X        1     223,700
XM SATELLITE RADIO HOLD-CL A        COM        983759101       $11,432,025           327,800       SH        X        1     327,800
YAHOO! INC.                         COM        984332106       $ 6,340,875            37,000       SH        X        1      37,000

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.
ACXIOM                                COM       005125109       $   21,875              500       ( p )      X        1        X
AAR                                   COM        00361105       $  265,938            1,150       ( p )      X        1        X
BANK OF AMERICA                       COM       060505104       $  125,000            2,000       ( p )      X        1        X
BED, BATH & BEYOND                    COM       075896100       $  109,375            1,250       ( p )      X        1        X
COUNTRYWIDE CREDIT                    COM       222372104       $  151,688            4,045       ( p )      X        1        X
CONSECO                               COM       208464107       $1,875,000            3,000       ( p )      X        1        X
3COM                                  COM       885535104       $2,031,250            1,250       ( p )      X        1        X
EASTMAN CHEMICAL                      COM       277432100       $  143,750            1,000       ( p )      X        1        X
HOUSEHOLD INTERNATIONAL               COM       441815107       $  281,250            3,000       ( p )      X        1        X
INTER-TEL                             COM       458372109       $  187,500            1,000       ( p )      X        1        X
KIMBERLY-CLARK                        COM       494368103       $  201,875              425       ( p )      X        1        X
LUCENT TECHNOLOGIES                   COM       549463107       $1,615,625            2,750       ( p )      X        1        X

PROVIDIAN FINANCIAL                   COM       74406A102       $  587,500            2,000       ( p )       X       1        X
SOLECTRON                             COM       834182107       $  762,500            2,000       ( p )       X       1        X
TELLABS                               COM       879664100       $1,056,250            3,250       ( p )       X       1        X
MCI WORLDCOM                          COM       55268B106       $1,640,625            2,500       ( p )       X       1        X
WASHINGTON MUTUAL                     COM       939322103       $  187,500           10,000       ( p )       X       1        X
CITIGROUP                             COM       172967101       $1,218,750            5,000       ( c )       X       1
CBS CORPORATION                       COM       12490K107       $  537,500            2,000       ( c )       X       1
COLGATE-PALMOLIVE CO.                 COM       194162103       $1,475,000            2,000       ( c )       X       1
DELTA AIRLINES                        COM       247361108       $  625,000            4,000       ( c )       X       1
DISNEY                                COM       254687106       $2,300,000            2,000       ( c )       X       1
DOLLAR TREE                           COM       256747106       $1,218,750            1,500       ( c )       X       1
R&B FALCON                            COM       74912E101       $6,900,000           12,000       ( c )       X       1
GENERAL ELECTRIC                      COM       369604103       $1,243,750            1,000       ( c )       X       1
GATEWAY                               COM       367626108       $  600,000            3,000       ( c )       X       1
INTERNATIONAL BUSINESS MACHINES       COM       459200101       $1,668,750            1,000       ( c )       X       1
INTERNATIONAL BUSINESS MACHINES       COM       459200101       $1,734,375            1,500       ( c )       X       1
MERRILL LYNCH                         COM       590188108       $2,425,000            4,000       ( c )       X       1
MICRON TECHNOLOGY                     COM       595112103       $8,381,250            1,800       ( c )       X       1
NABORS INDUSTRIES                     COM       629568106       $1,525,000            4,000       ( c )       X       1
PRICELINE.COM                         COM       741503106       $1,250,000            1,000       ( c )       X       1
PARKER HANNIFIN                       COM       701094104       $  107,250            1,430       ( c )       X       1
RED HAT                               COM       756577102       $  411,479            2,090       ( c )       X       1
SHAW INDUSTRIES                       COM       820286102       $  125,000            2,000       ( c )       X       1
SCHLUMBERGER                          COM       806857108       $4,488,750            1,400       ( c )       X       1
SCHLUMBERGER                          COM       806857108       $  971,250            1,400       ( c )       X       1
SMURFIT-STONE CONTAINER               COM       832727101       $3,037,500            5,400       ( c )       X       1
TANDY                                 COM       875382103       $2,968,750            2,500       ( c )       X       1
VINTAGE PETROLEUM                     COM       927460105       $2,562,500            2,500       ( c )       X       1
WEATHERFORD INTERNATIONAL             COM       947074100       $4,812,500            2,500       ( c )       X       1
TRICON GLOBAL RESTURAUNTS             COM       895953107       $   25,000            2,000       ( c )       X       1